UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/11

The following Form N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

Dreyfus Core Value Fund

Dreyfus High Yield Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Value Fund
March 31, 2011 (Unaudited)

Common Stocks--98.8%	Shares	Value ($)
Consumer Discretionary--15.3%
Carnival	133,400	5,117,224
CBS, Cl. B	119,270	2,986,521
General Motors	56,824	1,763,249
Guess?	74,470	2,930,394
Home Depot	142,700b	5,288,462
Johnson Controls	150,580	6,259,611
Newell Rubbermaid	105,020	2,009,033
News, Cl. A	166,430	2,922,511
Omnicom Group	232,750b	11,418,715
Stanley Black & Decker	25,530	1,955,598
Staples	76,190b	1,479,610
Time Warner	161,136	5,752,555
Viacom, Cl. B	66,910	3,112,653
Walt Disney	134,930	5,814,134
		58,810,270
Consumer Staples--6.3%
CVS Caremark	156,540	5,372,453
Dr. Pepper Snapple Group	115,240	4,282,318
Energizer Holdings	70,850a	5,041,686
PepsiCo	120,630	7,769,778
Walgreen	45,930	1,843,630
		24,309,865
Energy--17.4%
Alpha Natural Resources	64,620a,b	3,836,489
Anadarko Petroleum	105,830	8,669,594
EOG Resources	64,710	7,668,782
Exxon Mobil	91,690	7,713,880
Occidental Petroleum	179,340	18,739,237
QEP Resources	88,880	3,603,195
Schlumberger	178,500	16,646,910

		66,878,087
Financial--22.8%
American Express	43,170	1,951,284
Ameriprise Financial	89,330	5,456,276
AON	78,560	4,160,538
Bank of America	288,096	3,840,320
Capital One Financial	56,000	2,909,760
Citigroup	1,169,760a	5,170,339
Comerica	123,830b	4,547,038
Genworth Financial, Cl. A	225,020a	3,028,769
Goldman Sachs Group	29,920	4,741,422
JPMorgan Chase & Co.	311,440	14,357,384
Marsh & McLennan	126,790	3,779,610
MetLife	147,820	6,611,989
Moody's	57,500b	1,949,825
Morgan Stanley	68,420	1,869,234
PNC Financial Services Group	38,260	2,409,997
Prudential Financial	62,780	3,865,992
SunTrust Banks	148,220	4,274,665
TD Ameritrade Holding	138,330	2,886,947
Wells Fargo & Co.	314,480	9,969,016
		87,780,405
Health Care--12.5%
Amgen	69,430a	3,711,033
Baxter International	36,230	1,948,087
CIGNA	72,490	3,209,857
Covidien	36,550	1,898,407
HCA Holdings	61,670	2,088,763
McKesson	56,740	4,485,297
Merck & Co.	197,140	6,507,591
Pfizer	710,940	14,439,191
Thermo Fisher Scientific	48,260a	2,680,843
UnitedHealth Group	113,004	5,107,781
Universal Health Services, Cl. B	39,260	1,939,837
		48,016,687
Industrial--10.6%
Caterpillar	34,810	3,876,094

Cooper Industries	29,380	1,906,762
Dover	88,260	5,802,212
Eaton	52,920	2,933,885
General Electric	579,840	11,625,792
Honeywell International	33,040	1,972,818
Owens Corning	56,120a	2,019,759
Pitney Bowes	148,130b	3,805,460
Union Pacific	39,490	3,883,052
United Technologies	34,600	2,928,890
		40,754,724
Information Technology--9.8%
Accenture, Cl. A	73,630	4,047,441
AOL	120,058a,b	2,344,733
BMC Software	95,240a	4,737,238
Cisco Systems	101,020	1,732,493
Corning	81,930	1,690,216
eBay	57,480a	1,784,179
Electronic Arts	193,830a	3,785,500
Oracle	117,200	3,910,964
QUALCOMM	176,430	9,673,657
Teradata	36,990a	1,875,393
Thomas & Betts	38,620a	2,296,731
		37,878,545
Materials--3.3%
Air Products & Chemicals	20,230	1,824,341
Celanese, Ser. A	44,210	1,961,598
Dow Chemical	118,490	4,472,998
Freeport-McMoRan Copper & Gold	35,080	1,948,694
United States Steel	44,830b	2,418,130
		12,625,761
Utilities--.8%
NextEra Energy	34,800	1,918,176
PPL	48,570	1,228,821
		3,146,997
Total Common Stocks
(cost $327,887,712)		380,201,341

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,511,000)	2,511,000 [c]	2,511,000

Investment of Cash Collateral for
Securities Loaned--7.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $27,799,386)	27,799,386 [c]	27,799,386

Total Investments (cost $358,198,098)	106.7%	410,511,727
Liabilities, Less Cash and Receivables	(6.7%)	(25,837,320)
Net Assets	100.0%	384,674,407

a	Non-income producing security.
b	Security, or portion thereof, on loan. At March 31, 2011, the value of the fund's securities on loan was $26,965,696 and the value of the collateral held by the fund was $27,799,386.
c	Investment in affiliated money market mutual fund.

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $358,198,098. Net unrealized appreciation on investments was $52,313,629 of which $61,535,556 related to appreciated investment securities and $9,221,927 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	22.8
Energy	17.4
Consumer Discretionary	15.3
Health Care	12.5
Industrial	10.6
Information Technology	9.8
Money Market Investment	7.9
Consumer Staples	6.3
Materials	3.3

Utilities	.8
106.7
† Based on net assets.
See notes to financial statements.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	380,201,341	-	-	380,201,341
Mutual Funds	30,310,386	-	-	30,310,386
'+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System, for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices.

Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
March 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--96.9%	Rate (%)	Date	Amount ($)		Value ($)
Aerospace--1.4%
Alion Science and Technology,
Sr. Scd. Notes	12.00	11/1/14	13,931		14,419
Dyncorp International,
Sr. Unscd. Notes	10.38	7/1/17	6,935,000	a,b	7,541,812
Kratos Defense & Security
Solutions, Sr. Scd. Notes	10.00	6/1/17	2,670,000	b	2,957,025
Transdigm,
Sr. Sub. Notes	7.75	12/15/18	4,245,000	a,b	4,579,294
					15,092,550
Automotive--6.2%
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	2,805,000		3,187,880
Ford Motor Credit,
Sr. Unscd. Notes	8.13	1/15/20	5,600,000		6,424,768
Ford Motor Credit,
Sr. Unscd. Notes	8.70	10/1/14	8,580,000		9,747,086
Ford Motor,
Sr. Unscd. Debs.	6.50	8/1/18	730,000	a	767,961
Ford Motor,
Sr. Unscd. Notes	7.45	7/16/31	10,215,000	a	11,109,936
Goodyear Tire & Rubber,
Sr. Unscd. Notes	10.50	5/15/16	6,715,000	a	7,554,375
Lear,
Gtd. Notes	7.88	3/15/18	1,760,000	a	1,922,800
Lear,
Gtd. Notes	8.13	3/15/20	4,265,000	a	4,712,825
Motors Liquidation,
Sr. Unscd. Notes	8.38	7/15/33	7,605,000	c	2,300,512
Navistar International,
Gtd. Notes	8.25	11/1/21	4,595,000		5,117,681
Pinafore,
Sr. Scd. Notes	9.00	10/1/18	11,125,000	b	12,126,250
Uncle Acquisition 2010,

Gtd. Notes	8.63	2/15/19	3,585,000	b	3,782,175
					68,754,249
Building Products--1.8%
Associated Materials,
Sr. Scd. Notes	9.13	11/1/17	2,555,000	b	2,740,237
CEMEX S.A.B. de C.V.,
Sr. Scd. Notes	9.00	1/11/18	5,250,000	b	5,532,187
Headwaters,
Sr. Scd. Notes	7.63	4/1/19	1,520,000	b	1,527,600
PLY Gem Industries,
Sr. Scd. Notes	8.25	2/15/18	2,600,000	b	2,684,500
Standard Pacific,
Gtd. Notes	8.38	5/15/18	4,970,000	b	5,187,437
Texas Industries,
Gtd. Notes	9.25	8/15/20	2,355,000	a	2,555,175
					20,227,136
Cable/Satellite Tv--3.0%
CCH II Capital,
Gtd. Notes	13.50	11/30/16	10,574,136		12,715,399
Cequel Communications Holdings I,
Sr. Unscd. Notes	8.63	11/15/17	4,860,000	b	5,090,850
Dish DBS,
Gtd. Notes	7.13	2/1/16	5,040,000	a	5,405,400
Insight Communications,
Sr. Notes	9.38	7/15/18	4,700,000	b	5,240,500
Kabel BW Erste Beteiligu,
Sr. Scd. Notes	7.50	3/15/19	3,305,000	b	3,404,150
Ono Finance II,
Gtd. Notes	10.88	7/15/19	1,550,000	a,b	1,666,250
					33,522,549
Capital Goods--1.8%
Griffon,
Gtd. Notes	7.13	4/1/18	5,380,000	b	5,501,050
Mueller Water Products,
Gtd. Notes	7.38	6/1/17	3,225,000	a	3,168,562
RBS Global & Rexnord,
Gtd. Notes	8.50	5/1/18	5,395,000	a	5,853,575
Wireco WorldGroup,
Sr. Unscd. Notes	9.50	5/15/17	5,415,000	b	5,794,050
					20,317,237

Chemicals--4.0%
Hexion U.S. Finance/Nova Scotia,
Scd. Notes	9.00	11/15/20	4,215,000	b	4,380,966
Huntsman International,
Gtd. Notes	8.63	3/15/20	4,500,000		4,927,500
Huntsman International,
Gtd. Notes	8.63	3/15/21	3,455,000	a,b	3,783,225
Ineos Finance,
Sr. Scd. Notes	9.00	5/15/15	3,300,000	a,b	3,617,625
Ineos Group Holdings,
Gtd. Notes	8.50	2/15/16	5,425,000	a,b	5,499,594
Lyondell Chemical,
Sr. Scd. Notes	8.00	11/1/17	1,845,000	b	2,038,725
Momentive Performance Materials,
Scd. Notes	9.00	1/15/21	4,645,000	a,b	4,813,381
OXEA Finance,
Sr. Scd. Notes	9.50	7/15/17	4,850,000	b	5,310,750
Polyone,
Sr. Unscd. Notes	7.38	9/15/20	4,600,000		4,853,000
Texas Petrochemical,
Sr. Scd. Notes	8.25	10/1/17	3,045,000	b	3,227,700
Vertellus Specialties,
Sr. Scd. Notes	9.38	10/1/15	1,610,000	a,b	1,726,725
					44,179,191
Consumer Products--1.0%
Reddy Ice,
Sr. Scd. Notes	11.25	3/15/15	8,215,000	a	8,605,212
Visant,
Gtd. Notes	10.00	10/1/17	2,370,000	a	2,571,450
					11,176,662
Containers--3.4%
AEP Industries,
Sr. Unscd. Notes	7.88	3/15/13	8,321,000		8,352,204
BWAY Holding,
Gtd. Notes	10.00	6/15/18	2,380,000	a,b	2,629,900
BWAY Parent Co.,
Sr. Unscd. Notes	10.13	11/1/15	6,775,000	b	7,012,125
Packaging Dynamics,
Sr. Scd. Notes	8.75	2/1/16	1,865,000	a,b	1,916,287
Plastipak Holdings,

Sr. Notes	10.63	8/15/19	2,435,000	b	2,788,075
Reynolds Group Issuer,
Gtd. Notes	8.50	5/15/18	10,905,000	b	11,095,837
Solo Cup,
Sr. Scd. Notes	10.50	11/1/13	4,295,000	a	4,509,750
					38,304,178
Energy--10.2%
American Petroleum Tankers,
Sr. Scd. Notes	10.25	5/1/15	4,735,000	b	5,007,262
Aquilex Holdings,
Gtd. Notes	11.13	12/15/16	3,700,000		3,926,625
Chaparral Energy,
Gtd. Notes	8.25	9/1/21	825,000	a,b	851,812
CHC Helicopter,
Sr. Scd. Notes	9.25	10/15/20	1,705,000	b	1,764,675
Chesapeake Energy,
Gtd. Notes	6.13	2/15/21	1,460,000	a	1,509,275
Chesapeake Energy,
Gtd. Notes	6.63	8/15/20	10,040,000	a	10,742,800
Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	4,360,000		5,428,200
Continental Resources,
Gtd. Notes	7.13	4/1/21	5,160,000		5,508,300
Dresser-Rand Group,
Gtd. Notes	6.50	5/1/21	5,565,000	b	5,766,731
El Paso,
Sr. Unscd. Notes	6.50	9/15/20	3,524,000	a,b	3,810,744
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	763,000		857,765
El Paso,
Notes	7.75	1/15/32	5,421,000		6,101,780
Ferrellgas Partners,
Sr. Unscd. Notes	8.63	6/15/20	2,308,000		2,515,720
Ferrellgas,
Sr. Unscd. Notes	6.50	5/1/21	3,400,000	a,b	3,315,000
Ferrellgas,
Sr. Unscd. Notes	9.13	10/1/17	3,025,000	a	3,388,000
Inergy Finance,
Gtd. Notes	7.00	10/1/18	5,700,000	b	5,956,500
McJunkin Red Man,

Sr. Scd. Notes	9.50	12/15/16	7,185,000	a,b	7,310,737
Meg Energy,
Gtd. Notes	6.50	3/15/21	6,315,000	b	6,425,513
Oasis Petroleum,
Sr. Notes	7.25	2/1/19	5,680,000	b	5,765,200
Offshore Group Investments,
Sr. Scd. Notes	11.50	8/1/15	3,931,000	a,b	4,383,065
Petrohawk Energy,
Gtd. Notes	10.50	8/1/14	2,180,000		2,515,175
Precision Drilling,
Gtd. Notes	6.63	11/15/20	5,170,000	a,b	5,338,025
Range Resources,
Gtd. Notes	7.50	10/1/17	5,000,000		5,350,000
Targa Resources Partners,
Gtd. Notes	6.88	2/1/21	5,300,000	b	5,260,250
Trinidad Drilling,
Sr. Unscd. Notes	7.88	1/15/19	5,025,000	b	5,326,500
					114,125,654
Finance--10.9%
Ally Financial,
Gtd. Notes	7.50	9/15/20	2,500,000	b	2,678,125
Ally Financial,
Gtd. Notes	8.00	11/1/31	12,145,000		13,298,775
Barclays Bank,
Jr. Sub. Bonds	5.93	9/29/49	8,000,000	b,d	7,520,000
Citigroup Capital XXI,
Gtd. Bonds	8.30	12/21/77	14,491,000	d	15,143,095
GMAC Capital Trust I
Gtd. Secs	8.13	2/15/40	253,717	d	6,469,784
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	10,376,000	b	10,791,040
Icahn Enterprises Finance,
Gtd. Notes	8.00	1/15/18	9,670,000	a	9,984,275
International Lease Finance,
Sr. Unscd. Notes	8.25	12/15/20	10,700,000	a	11,743,250
International Lease Finance,
Sr. Unscd. Notes	8.63	9/15/15	2,400,000	b	2,646,000
International Lease Finance,
Sr. Unscd. Note	8.88	9/1/17	2,350,000		2,661,375
iPayment,

Gtd. Notes	9.75	5/15/14	3,650,000		3,650,000
Nuveen Investments,
Gtd. Notes	10.50	11/15/15	5,000,000	a	5,162,500
Royal Bank of Scotland Group,
Sub. Notes	4.70	7/3/18	4,762,000		4,140,235
SLM,
Sr. Unscd. Notes	8.00	3/25/20	4,985,000		5,442,449
Societe Generale,
Jr. Sub. Notes	5.92	4/29/49	8,845,000	b,d	8,369,042
Springleaf Finance,
Sr. Unscd. Notes	6.90	12/15/17	7,290,000		6,697,687
USI Holdings,
Sr. Sub. Notes	9.75	5/15/15	4,475,000	b	4,609,250
					121,006,882
Food, Beverage & Tobacco--.9%
Dean Foods,
Gtd. Notes	7.00	6/1/16	4,844,000	a	4,644,185
Michael Foods,
Sr. Notes	9.75	7/15/18	4,780,000	b	5,246,050
					9,890,235
Gaming--2.3%
Boyd Gaming,
Sr. Sub. Notes	7.13	2/1/16	3,935,000	a	3,767,762
Casears Entertainment Operating,
Scd. Notes	10.00	12/15/18	6,000,000	a	5,505,000
MGM Resorts International,
Gtd. Notes	10.00	11/1/16	5,200,000	a,b	5,486,000
MGM Resorts International,
Sr. Unscd. Notes	11.38	3/1/18	3,815,000	a	4,253,725
Peninsula Gaming,
Gtd. Notes	10.75	8/15/17	1,335,000	b	1,471,837
Penn National Gaming,
Sr. Sub. Notes	8.75	8/15/19	4,665,000	a	5,172,319
					25,656,643
Health Care--7.0%
Accellent,
Gtd. Notes	10.00	11/1/17	3,250,000	b	3,266,250
Alere,
Sr. Unscd. Notes	7.88	2/1/16	3,240,000		3,397,950
Alere,

Gtd. Notes	9.00	5/15/16	5,940,000		6,355,800
American Renal Holdings,
Sr. Scd. Notes	8.38	5/15/18	2,530,000		2,681,800
American Renal Holdings,
Sr. Unscd. Notes	9.75	3/1/16	2,470,000	b	2,451,475
Bausch & Lomb,
Sr. Unscd. Notes	9.88	11/1/15	5,070,000		5,462,925
Biomet,
Gtd. Notes	11.63	10/15/17	19,300,000		21,616,000
Capella Healthcare,
Gtd. Notes	9.25	7/1/17	4,095,000	b	4,381,650
Geo Group,
Gtd. Notes	6.63	2/15/21	5,275,000	b	5,248,625
HCA Holdings,
Sr. Unscd. Notes	7.75	5/15/21	13,200,000	a,b	13,827,000
HCA,
Sr. Scd. Notes	7.25	9/15/20	4,870,000	a	5,235,250
Radiation Therapy Services,
Gtd. Notes	9.88	4/15/17	2,210,000		2,265,250
STHI Holding,
Scd. Notes	8.00	3/15/18	2,175,000	b	2,262,000
					78,451,975
Leisure--.9%
AMC Entertaiment Holdings,
Sr. Sub. Notes	9.75	12/1/20	4,165,000	b	4,477,375
Palace Entertainment Holdings,
Scd. Notes	8.88	4/15/17	5,425,000	b	5,574,187
					10,051,562
Media--6.3%
Allbritton Communications,
Sr. Unscd. Notes	8.00	5/15/18	4,880,000		5,172,800
Clear Channel Communications,
Sr. Unscd. Notes	4.90	5/15/15	3,425,000	a	2,945,500
Clear Channel Communications,
Sr. Unscd. Notes	5.50	9/15/14	12,370,000	a	11,163,925
Clear Channel Communications,
Sr. Unscd. Notes	5.75	1/15/13	4,923,000	a	4,898,385
Clear Channel Communications,
Gtd. Notes	9.00	3/1/21	1,400,000	b	1,403,500
Clear Channel Communications,

Gtd. Notes	10.75	8/1/16	1,710,000	a	1,637,325
Clear Channel Communications,
Gtd. Notes	11.00	8/1/16	3,945,000		3,688,575
Gray Television,
Scd. Notes	10.50	6/29/15	9,920,000	a	10,602,000
LBI Media,
Sr. Sub. Notes	8.50	8/1/17	8,592,000	a,b	7,152,840
LBI Media,
Sr. Scd. Notes	9.25	4/15/19	2,925,000	a,b	2,946,937
Nexstar/Mission Broadcasting,
Scd. Notes	8.88	4/15/17	780,000	a	848,250
Quebecor Media,
Sr. Unscd. Notes	7.75	3/15/16	8,325,000		8,678,812
Salem Communications,
Scd. Notes	9.63	12/15/16	4,788,000		5,194,980
Sinclair Television Group,
Scd. Notes	9.25	11/1/17	3,885,000	b	4,351,200
					70,685,029
Metals Mining--3.6%
Consol Energy,
Gtd. Notes	8.25	4/1/20	4,500,000		5,011,875
JMC Steel Group,
Sr. Notes	8.25	3/15/18	6,360,000	b	6,534,900
Murray Energy,
Sr. Scd. Notes	10.25	10/15/15	6,580,000	b	7,106,400
Severstal Columbus,
Sr. Scd. Notes	10.25	2/15/18	15,200,000	a	16,872,000
Tube City IMS,
Gtd. Notes	9.75	2/1/15	4,045,000		4,247,250
					39,772,425
Paper--1.2%
Clearwater Paper,
Gtd. Notes	7.13	11/1/18	4,915,000	b	5,173,037
Smurfit Kappa Funding,
Sr. Sub. Notes	7.75	4/1/15	2,115,000		2,173,162
Verso Paper Holdings,
Gtd. Notes, Ser. B	11.38	8/1/16	2,550,000	a	2,715,750
Verso Paper Holdings,
Sr. Scd. Notes	11.50	7/1/14	3,300,830	a	3,622,661
					13,684,610

Printing & Publishing--.7%
Cenveo,
Scd. Notes	8.88	2/1/18	7,965,000	a	8,024,738
Retail--2.7%
Affinity Group,
Scd. Notes	11.50	12/1/16	7,000,000	a,b	7,385,000
Chinos Acquisition,
Sr. Notes	8.13	3/1/19	5,600,000	a,b	5,523,000
Hillman Group,
Gtd. Notes	10.88	6/1/18	1,455,000	a,b	1,622,325
Hillman Group,
Gtd. Notes	10.88	6/1/18	3,960,000		4,415,400
Neiman Marcus Group,
Gtd. Notes	10.38	10/15/15	5,210,000	a	5,516,087
QVC,
Sr. Scd. Notes	7.50	10/1/19	5,285,000	a,b	5,575,675
					30,037,487
Retail-Food & Drug--.9%
Rite Aid,
Gtd. Notes	9.50	6/15/17	4,985,000	a	4,505,194
Rite Aid,
Scd. Notes	10.38	7/15/16	4,780,000	a	5,174,350
					9,679,544
Services--5.6%
Brickman Group Holdings,
Sr. Notes	9.13	11/1/18	7,388,000	b	7,942,100
Cardtronics,
Gtd. Notes	8.25	9/1/18	5,850,000		6,398,438
Casella Waste Systems,
Sr. Sub. Notes	7.75	2/15/19	6,320,000	b	6,351,600
FTI Consulting,
Gtd. Notes	6.75	10/1/20	4,705,000	b	4,787,338
Garda World Security,
Sr. Unscd. Notes	9.75	3/15/17	4,485,000	b	4,855,012
Hapag-Lloyd,
Gtd. Notes	9.75	10/15/17	2,600,000	a,b	2,801,500
Interactive Data,
Gtd. Notes	10.25	8/1/18	3,995,000	b	4,454,425
Marquette Transportation Finance,
Sr. Scd. Notes	10.88	1/15/17	6,565,000	b	6,876,838

Mobile Mini,
Gtd. Notes	7.88	12/1/20	7,115,000	b	7,577,475
Navios Maritime Acquisition,
Sr. Scd. Notes	8.63	11/1/17	4,700,000	a	4,888,000
Navios Maritime Holdings,
Sr. Scd. Notes	8.88	11/1/17	2,005,000		2,182,944
Ultrapetrol Bahamas,
First Mortgage Notes	9.00	11/24/14	1,817,000		1,866,968
WCA Waste,
Gtd. Notes	9.25	6/15/14	1,075,000		1,112,625
					62,095,263
Technology--5.5%
CDW Escrow,
Sr. Notes	8.50	4/1/19	4,880,000	b	4,886,100
CDW Finance,
Sr. Scd. Notes	8.00	12/15/18	4,890,000	a,b	5,183,400
Ceridian,
Gtd. Notes	11.25	11/15/15	15,638,000	a,d	16,341,710
Ceridian,
Gtd. Notes	12.25	11/15/15	14,091,490	a	14,796,065
CommScope,
Sr. Notes	8.25	1/15/19	5,525,000	b	5,801,250
CPI International Acquisition,
Sr. Notes	8.00	2/15/18	3,410,000	b	3,444,100
First Data,
Scd. Notes	8.25	1/15/21	3,199,000	a,b	3,206,998
First Data,
Gtd. Notes	9.88	9/24/15	258,000	a	265,095
First Data,
Gtd. Notes	12.63	1/15/21	3,199,000	b	3,486,910
Sungard Data Systems,
Gtd. Notes	10.63	5/15/15	3,460,000		3,810,325
					61,221,953
Telecommunications--12.0%
Cincinnati Bell,
Gtd. Notes	8.38	10/15/20	5,485,000	a	5,402,725
Digicel Group,
Sr. Unscd. Notes	8.88	1/15/15	20,635,000	a,b	21,594,528
Digicel Group,
Sr. Unscd. Notes	9.13	1/15/15	3,542,457	b	3,719,580

Digicel Group,
Sr. Unscd. Notes	10.50	4/15/18	1,408,000	b	1,619,200
Digicel,
Sr. Notes	8.25	9/1/17	2,955,000	b	3,147,075
Digicel,
Sr. Unscd. Notes	12.00	4/1/14	1,700,000	b	2,001,750
Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	9,260,000		9,919,775
Intelsat Luxembourg,
Gtd. Notes	11.25	2/4/17	11,535,000		12,659,663
Sprint Capital,
Gtd. Notes	6.88	11/15/28	4,485,000		4,159,838
Sprint Capital,
Gtd. Notes	6.90	5/1/19	5,320,000	a	5,519,500
Telesat Canada,
Sr. Unscd. Notes	11.00	11/1/15	9,290,000		10,393,188
Telesat Canada,
Sr. Sub. Notes	12.50	11/1/17	2,415,000		2,891,963
West,
Gtd. Notes	7.88	1/15/19	3,250,000	b	3,319,063
West,
Gtd. Notes	8.63	10/1/18	6,645,000	b	7,027,088
Wind Acquisition Finance,
Gtd. Notes	11.75	7/15/17	7,605,000	b	8,783,775
Wind Acquisition Holdings Finance,
Sr. Scd. Notes	12.25	7/15/17	24,594,346	a,b	29,882,130
					132,040,841
Utilities--3.6%
AES,
Sr. Unscd. Notes	8.00	10/15/17	6,690,000		7,225,200
AES,
Sr. Unscd. Notes	9.75	4/15/16	3,765,000	a	4,339,163
Calpine,
Sr. Scd. Notes	7.25	10/15/17	2,350,000	b	2,455,750
Calpine,
Sr. Scd. Notes	7.50	2/15/21	2,650,000	b	2,756,000
Calpine,
Gtd. Notes	7.88	1/15/23	5,045,000	b	5,240,494
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	1,892,000	a	1,594,010

GenOn Energy,
Sr. Unscd. Notes	9.50	10/15/18	7,570,000	a,b	7,910,650
North American Energy Alliance,
Scd. Notes	10.88	6/1/16	2,935,000	b	3,301,875
NRG Energy,
Gtd. Notes	7.38	1/15/17	5,275,000		5,512,375
					40,335,517
Total Bonds and Notes
(cost $1,011,839,524)					1,078,334,110

Common Stocks--.2%			Shares		Value ($)
Cable/Satellite Tv
Charter Communications, Cl. A
(cost $989,684)			43,736	[e]	2,214,354
			Principal
Short-Term Investments--.1%			Amount ($)		Value ($)
U.S. Treasury Bills
0.07%, 6/9/11
(cost $1,179,836)			1,180,000		1,179,864

Other Investment--.6%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,168,000)			7,168,000	[f]	7,168,000
Investment of Cash Collateral for
Securities Loaned--19.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $215,278,615)			215,278,615	[f]	215,278,615

Total Investments (cost $1,236,455,659)			117.1%		1,304,174,943
Liabilities, Less Cash and Receivables			(17.1%)		(190,157,296)
Net Assets			100.0%		1,114,017,647

a	Security, or portion thereof, on loan. At March 31, 2011, the value of the fund's securities on loan was $205,865,272 and the value of the collateral held by the fund was $215,278,615.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities had a value of $520,973,020 or 46.8% of net assets.
c	Non-income producing--security in default.
d	Variable rate security--interest rate subject to periodic change.
e	Non-income producing security.
f	Investment in affiliated money market mutual fund.

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $1,236,455,659.

Net unrealized appreciation on investments was $67,719,284 of which $69,692,938 related to appreciated investment securities and $1,973,654 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	96.8
Short-Term/Money Market Investments	20.1
Common Stocks	.2
117.1
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	1,078,334,110	-	1,078,334,110
Equity Securities - Domestic+	2,214,354	-	-	2,214,354
Mutual Funds	222,446,615	-	-	222,446,615
U.S. Treasury	-	1,179,864	-	1,179,864

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the Service) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of the exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	May 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)